Capital and reserves	12 Months Ended
Dec. 31, 2025
Capital And Reserves
Capital and reserves

26. Capital and reserves

A.	Share capital

Details of share capital and share premium as of December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	(In Korean won and US Dollar and number of shares)
Number of authorized shares		1,000,000,000		1,000,000,000
Value per share	USD$	0.0001	USD$	0.0001
Number of shares issued		64,221,209		8,777,645
Common shares (USD)	USD$	6,422.12	USD$	877.76
Common shares (KRW)	KRW	9,076,295	KRW	1,226,196

i.	Ordinary shares

Holders of these shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.

ii.	Treasury shares

Details of treasury shares for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025		2024		2023
		Number of shares	Carrying amount	Number of shares	Carrying amount	Number of shares	Carrying amount
		(In Korean won and number of shares)
Beginning balance (*1)	₩	-	-	15,582	27,128,262	-	-
Business Combination (*2)		160,000	588,099	-	-	-	-
Acquisition		-	-	-	-	15,582	27,128,262
Ending balance	₩	160,000	588,099	15,582	27,128,262	15,582	27,128,262

(*1)	As the accounting acquirer, Play Company Co., Ltd. held 15,582 shares of its own stock prior to the acquisition merger. Upon completion of the merger, these treasury shares were retired and reclassified as other capital surplus.
(*2)	As a result of the Acquisition Merger, the common shares of KWM held by K Enter were recognized as treasury shares.

B.	Share premium and Other components of equity

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Share premium
Capital surplus (*1)	₩	205,980,674	-
Other components of equity
Other capital surplus (*2)		(52,485,618)	(746,300)
Remeasurements of defined benefit liability		443,827	181,516
Treasury shares		(588,099)	(27,128,262)
Foreign currency translation differences		(4,890,859)	-
Total	₩	(57,520,749)	(27,693,046)

(*1)	Among the costs incurred in connection with the reincorporation merger and acquisition merger, those specifically related to the share exchange and issuance for the existing shareholders of K Enter were accounted for as a deduction from equity. The amount recognized as a deduction from equity Korean Won 2,769,995 thousand.
(*2)	During the period, treasury shares amounting to Korean Won 27,128,262 thousand were retired and reclassified as a result of a completion of the merger. In addition, shares amounting to Korean Won 9,943,731 thousand related to the conversion of convertible bonds, which have not yet been issued, were recognized.